united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

LJM Preservation and Growth Fund

Class A Shares (LJMAX)
Class C Shares (LJMCX)
Class I Shares (LJMIX)

Semi-Annual Report

April 30, 2016

Advised by:
LJM Funds Management, Ltd.
One Financial Place
440 S. La Salle Street, Suite 2301
Chicago, IL 60605

www.ljmfunds.com
1-855-LJM-FUND

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear LJM Preservation & Growth Fund Shareholders,

In what might have been a challenging market environment for the LJM strategy, we are pleased to report positive returns for every month of the first half of the fiscal year beginning November 1, 2015. The November-through-April period saw a steep decline of -12.04% and then reversal in the S&P 500 Index. At the same time, volatility, as proxied by the CBOE Volatility Index (VIX), doubled and then retreated back to levels similar to the start of the fiscal year. Dramatic fluctuations in the U.S. equity market and sharp rises in volatility tend to stress the LJM portfolios, but strategic use of hedging and opportunistic options writing when implied volatility rose allowed our investment managers to navigate the market selloff and quick recovery during the first half of the fiscal year.

Fiscal Q1 started out quietly. The S&P 500 was relatively flat in November and December of 2015 on mixed economic data creating a favorable market for our strategy. But January ushered in a decline of -5.07% in the S&P 500 Index followed by a further drop of -5.73% during February mostly fueled by the rise and fall in crude oil prices and concerns over the growth of the global economy. As the equity market declined, volatility ratcheted up. In fact, the S&P 500 saw moves of greater than 1% during 25 of the first 45 days of the year, which was the highest number since 1938. Despite the high realized volatility the portfolio was well positioned and opportunistically entered short volatility positions with high premiums in February.

In March, the S&P 500 had its strongest monthly climb since October 2015, erasing most of the previous months’ losses. Tactical and opportunistic use of long option positions combined with falling implied volatility enabled the Fund to navigate the upward trend to generate positive returns.

We’re pleased with the consistent, positive performance we achieved during the first half of the year under difficult market conditions for the LJM strategy, and we want to thank you for your continued support. Please feel free to reach out with any questions, comments, or concerns.

Best regards,
Alexa Auerbach
Director of Marketing
aauerbach@ljmfunds.com
(312) 756-0001

Glossary:

S&P Index: An unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Volatility: A statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index.

Implied Volatility: The broader market’s expectation of future (forward looking) market volatility as represented by the price of options contracts

Realized Volatility: The statistical measure of actual market volatility (backward looking)

4384-NLD-6/20/2016

LJM Preservation and Growth Fund
Portfolio Review (Unaudited)
April 30, 2016

The Fund’s performance figures* for each of the periods ended April 30, 2016, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception(a)
Class A	6.01%	6.95%	4.01%	2.42%
Class A with Load**	-0.06%	0.78%	1.96%	0.61%
Class C	N/A	N/A	N/A	1.76%
Class I	6.17%	7.21%	4.26%	2.68%
S&P 500 Total Return Index(b)	0.43%	1.21%	11.26%	13.39%
HFRI Fund Weighted Composite Index(c)	-0.82%	-3.85%	2.27%	3.33%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses are 2.68% for Class A, 3.43% for Class C and 2.43% for Class I shares per the prospectus dated February 29, 2016. For performance information current to the most recent month-end, please call toll-free 1-855-LJM-FUND.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%

(a)	Inception date is January 9, 2013, for Class A, Class I and the S&P 500 Total Return Index, and February 12, 2016, for Class C. The inception date for the HFRI Fund Weighted Composite Index is December 31, 2012.

(b)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(c)	The HFRI Fund Weighted Composite Index is an equal-weighted index that includes over 2000 constituent funds which have at least $50M under management or have been actively traded for at least 12 months. There are no fund of funds included in this index. All funds are reported in U.S. dollars and returns are reported net of all fees on a monthly basis. The Fund’s adviser does not control the composition or compilation of the HFRI Fund Weighted Composite Index, and there is no guarantee that the Index will continue to be produced. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.

Holdings by Asset Type	% of Net Assets ^
Short-Term Investment	74.5%
Other Assets Less Liabilities	25.5%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited)
April 30, 2016

		Option		Futures
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Fair Value
	PUT OPTIONS PURCHASED* - 1.6%
524	S&P 500 Index Future	5/20/2016	$1,770	6/17/2016	$85,150
82	S&P 500 Index Future	5/20/2016	1,925	6/17/2016	75,850
27	S&P 500 Index Future	5/20/2016	1,980	6/17/2016	55,350
77	S&P 500 Index Future	5/20/2016	1,990	6/17/2016	182,875
118	S&P 500 Index Future	5/20/2016	2,025	6/17/2016	477,900
87	S&P 500 Index Future	5/20/2016	2,035	6/17/2016	411,075
124	S&P 500 Index Future	6/17/2016	1,875	6/17/2016	263,500
328	S&P 500 Index Future	6/17/2016	1,900	6/17/2016	852,800
124	S&P 500 Index Future	6/17/2016	2,000	6/17/2016	775,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,934,272)				3,179,500

	CALL OPTIONS PURCHASED* - 0.4%
250	S&P 500 Index Future	6/17/2016	2,125	6/17/2016	706,250
103	S&P 500 Index Future	6/17/2016	2,155	6/17/2016	117,162
	TOTAL CALL OPTIONS PURCHASED (Cost - $893,500)				823,412

Shares
	SHORT-TERM INVESTMENTS - 74.5%
146,618,066	Dreyfus Cash Management, Institutional Shares, 0.30% **				146,618,066
	TOTAL SHORT-TERM INVESTMENTS (Cost - $146,618,066)

	TOTAL INVESTMENTS - 76.5% (Cost - $150,445,838) (a)				$150,620,978
	OTHER ASSETS LESS LIABILITIES - 23.5%				46,261,223
	NET ASSETS - 100.0%				$196,882,201

Contracts +
	PUT OPTIONS WRITTEN* - (3.1) %
61	S&P 500 Index Future	5/20/2016	$1,360	6/17/2016	$763
88	S&P 500 Index Future	5/20/2016	1,500	6/17/2016	2,200
91	S&P 500 Index Future	5/20/2016	1,520	6/17/2016	2,275
238	S&P 500 Index Future	5/20/2016	1,540	6/17/2016	8,925
247	S&P 500 Index Future	5/20/2016	1,560	6/17/2016	9,263
179	S&P 500 Index Future	5/20/2016	1,580	6/17/2016	6,713
204	S&P 500 Index Future	5/20/2016	1,600	6/17/2016	10,200
375	S&P 500 Index Future	5/20/2016	1,620	6/17/2016	23,438
179	S&P 500 Index Future	5/20/2016	1,640	6/17/2016	11,188
177	S&P 500 Index Future	5/20/2016	1,660	6/17/2016	11,063
371	S&P 500 Index Future	5/20/2016	1,680	6/17/2016	27,825
178	S&P 500 Index Future	5/20/2016	1,700	6/17/2016	15,575
518	S&P 500 Index Future	5/20/2016	1,720	6/17/2016	51,800
164	S&P 500 Index Future	5/20/2016	1,740	6/17/2016	20,500
205	S&P 500 Index Future	5/20/2016	1,760	6/17/2016	30,750
166	S&P 500 Index Future	5/20/2016	1,780	6/17/2016	29,050
82	S&P 500 Index Future	5/20/2016	1,800	6/17/2016	17,425
345	S&P 500 Index Future	5/20/2016	1,820	6/17/2016	86,250
371	S&P 500 Index Future	5/20/2016	1,840	6/17/2016	115,937
201	S&P 500 Index Future	5/20/2016	1,860	6/17/2016	77,887
258	S&P 500 Index Future	5/20/2016	1,880	6/17/2016	132,225
269	S&P 500 Index Future	5/20/2016	1,900	6/17/2016	178,212
246	S&P 500 Index Future	5/20/2016	1,920	6/17/2016	212,175
204	S&P 500 Index Future	5/20/2016	1,930	6/17/2016	201,450
77	S&P 500 Index Future	5/20/2016	1,940	6/17/2016	87,587
10	S&P 500 Index Future	5/20/2016	1,950	6/17/2016	13,000
88	S&P 500 Index Future	5/20/2016	1,960	6/17/2016	132,000
105	S&P 500 Index Future	5/20/2016	1,970	6/17/2016	183,750

See accompanying notes to financial statements.

LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited) (Continued)
April 30, 2016

		Option		Futures
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Fair Value
	PUT OPTIONS WRITTEN* - (3.1) % (Continued)
75	S&P 500 Index Future	6/17/2016	$1,560	6/17/2016	$17,813
142	S&P 500 Index Future	6/17/2016	1,580	6/17/2016	37,275
213	S&P 500 Index Future	6/17/2016	1,600	6/17/2016	63,900
124	S&P 500 Index Future	6/17/2016	1,620	6/17/2016	41,850
127	S&P 500 Index Future	6/17/2016	1,640	6/17/2016	47,625
339	S&P 500 Index Future	6/17/2016	1,660	6/17/2016	144,075
483	S&P 500 Index Future	6/17/2016	1,680	6/17/2016	235,462
371	S&P 500 Index Future	6/17/2016	1,700	6/17/2016	204,050
279	S&P 500 Index Future	6/17/2016	1,740	6/17/2016	205,762
106	S&P 500 Index Future	6/17/2016	1,750	6/17/2016	84,800
467	S&P 500 Index Future	6/17/2016	1,760	6/17/2016	402,787
505	S&P 500 Index Future	6/17/2016	1,780	6/17/2016	505,000
230	S&P 500 Index Future	6/17/2016	1,790	6/17/2016	250,125
341	S&P 500 Index Future	6/17/2016	1,800	6/17/2016	400,675
4	S&P 500 Index Future	6/17/2016	1,805	6/17/2016	4,900
154	S&P 500 Index Future	6/17/2016	1,810	6/17/2016	196,350
499	S&P 500 Index Future	6/17/2016	1,820	6/17/2016	686,125
172	S&P 500 Index Future	6/17/2016	1,840	6/17/2016	275,200
129	S&P 500 Index Future	7/15/2016	1,630	9/16/2016	133,837
196	S&P 500 Index Future	7/15/2016	1,670	9/16/2016	254,800
48	S&P 500 Index Future	7/15/2016	1,680	9/16/2016	66,000
50	S&P 500 Index Future	7/15/2016	1,700	9/16/2016	76,250
56	S&P 500 Index Future	7/15/2016	1,710	9/16/2016	91,000
	TOTAL PUT OPTIONS WRITTEN (Premiums - $11,964,800)				$6,125,087

	CALL OPTIONS WRITTEN* - (1.1) %
106	S&P 500 Index Future	5/20/2016	2,120	6/17/2016	92,750
35	S&P 500 Index Future	5/20/2016	2,140	6/17/2016	11,375
498	S&P 500 Index Future	5/20/2016	2,150	6/17/2016	99,600
471	S&P 500 Index Future	5/20/2016	2,160	6/17/2016	52,988
250	S&P 500 Index Future	6/17/2016	2,150	6/17/2016	337,500
125	S&P 500 Index Future	6/17/2016	2,160	6/17/2016	120,313
22	S&P 500 Index Future	6/17/2016	2,165	6/17/2016	17,875
248	S&P 500 Index Future	6/17/2016	2,170	6/17/2016	167,400
475	S&P 500 Index Future	6/17/2016	2,180	6/17/2016	231,562
693	S&P 500 Index Future	6/17/2016	2,190	6/17/2016	251,212
746	S&P 500 Index Future	6/17/2016	2,200	6/17/2016	205,150
56	S&P 500 Index Future	7/15/2016	2,180	9/16/2016	70,000
235	S&P 500 Index Future	7/15/2016	2,190	9/16/2016	223,250
196	S&P 500 Index Future	7/15/2016	2,200	9/16/2016	139,650
95	S&P 500 Index Future	7/15/2016	2,210	9/16/2016	52,250
269	S&P 500 Index Future	7/15/2016	2,230	9/16/2016	90,788
225	S&P 500 Index Future	7/15/2016	2,240	9/16/2016	61,875
	TOTAL CALL OPTIONS WRITTEN (Premiums - $4,385,496)				$2,225,538

+	Each contract is equivalent to one futures contract.

^	Maturity Date listed is that of the underlying future.

*	Non-income producing security.

**	Rate shown represents the rate at April 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $142,270,353 and equals market value. Federal tax net unrealized appreciation (depreciation) is as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statement of Assets and Liabilities (Unaudited)
April 30, 2016

ASSETS
Investment securities:
At cost	$150,445,838
At fair value	$150,620,978
Deposit with broker	54,699,587
Interest receivable	31,036
Receivable for Fund shares sold	175,575
Prepaid expenses and other assets	30,138
TOTAL ASSETS	205,557,314

LIABILITIES
Options written, at fair value (Premiums received $16,350,296)	8,350,625
Payable for Fund shares redeemed	4,501
Investment advisory fees payable	280,065
Distribution (12b-1) fees payable	9,217
Payable to related parties	5,395
Accrued expenses and other liabilities	25,310
TOTAL LIABILITIES	8,675,113
NET ASSETS	$196,882,201

NET ASSETS CONSIST OF:
Paid in capital	$188,327,614
Undistributed net investment loss	(2,095,903)
Accumulated net realized gain from options contracts	2,475,679
Net unrealized appreciation on options contracts	8,174,811
NET ASSETS	$196,882,201

NET ASSET VALUE PER SHARE:

Class A Shares:
Net Assets	$47,293,951
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,543,185
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.41
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$11.05

Class C Shares:
Net Assets	$67,294
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,469
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a,c)	$10.40

Class I Shares:
Net Assets	$149,520,956
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	14,241,215
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.50

(a)	Redemptions made within 90 days of purchases may be assessed a redemption fee of 1.00%.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statement of Operations (Unaudited)
For the Period Ended April 30, 2016

INVESTMENT INCOME
Interest	$126,563
TOTAL INVESTMENT INCOME	126,563

EXPENSES
Investment advisory fees	1,549,445
Distribution (12b-1) fees:
Class A	50,105
Class C	70
Administrative services fees	58,035
Professional fees	32,670
Non 12B-1 Shareholder Services	31,582
Transfer agent fees	27,209
Registration fees	20,492
Accounting services fees	23,282
Compliance officer fees	10,926
Printing and postage expenses	10,086
Insurance expense	4,883
Trustees fees and expenses	7,927
Custodian fees	6,464
Other expenses	3,033
TOTAL EXPENSES	1,836,209

Less: Fees waived by the Advisor	(98,159)

NET EXPENSES	1,738,050

NET INVESTMENT LOSS	(1,611,487)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Options purchased	(4,393,307)
Options written	10,650,378
Realized gain on investments	6,257,071

Net change in unrealized appreciation (depreciation) on:
Options purchased	(772,336)
Options written	5,564,931
Unrealized appreciation on investments	4,792,595

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,049,666

NET INCREASE IN NET ASSETS	$9,438,179

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statements of Changes in Net Assets

	For the
	Period Ended	Year Ended
	April 30, 2016	October 31, 2015
FROM OPERATIONS	(Unaudited)
Net investment loss	$(1,611,487)	$(2,500,050)
Net realized gain from investments	6,257,071	14,453,444
Net change in unrealized appreciation (depreciation) from investments	4,792,595	(1,028,419)
Net increase in net assets resulting from operations	9,438,179	10,924,975

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,502,867)	—
Class I	(3,984,194)	—
Net decrease in net assets resulting from distributions to shareholders	(5,487,061)	—
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,844,066	28,038,152
Class C (a)	66,520	—
Class I	51,056,722	40,545,685
Net asset value of shares issued in reinvestment of distributions:
Class A	1,414,317	—
Class I	3,353,595	—
Redemption fee proceeds:
Class A	7,462	17,421
Class C (a)	4	—
Class I	22,285	50,469
Payments for shares redeemed:
Class A	(7,788,993)	(11,242,287)
Class I	(11,417,995)	(29,103,160)
Net increase in net assets from shares of beneficial interest	50,557,983	28,306,280

TOTAL INCREASE IN NET ASSETS	54,509,101	39,231,255

NET ASSETS
Beginning of Year/Period	142,373,100	103,141,845
End of Year/Period*	$196,882,201	$142,373,100
*Includes undistributed net investment loss of:	$(2,095,903)	$(484,416)

SHARE ACTIVITY
Class A:
Shares Sold	1,352,618	2,750,972
Shares Reinvested	141,999	—
Shares Redeemed	(769,297)	(1,120,096)
Net increase in shares of beneficial interest outstanding	725,320	1,630,876

Class C (a):
Shares Sold	6,469	—
Net increase in shares of beneficial interest outstanding	6,469	—

Class I:
Shares Sold	4,967,762	4,001,240
Shares Reinvested	334,356	—
Shares Redeemed	(1,114,933)	(3,033,829)
Net increase in shares of beneficial interest outstanding	4,187,185	967,411

(a)	Class C commenced investment operation on February 12, 2016.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A(1)
	Six Months Ended		Year Ended	Year Ended		Period Ended
	April 30, 2016		October 31, 2015	October 31, 2014		October 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.21		$9.11	$8.96		$10.00
Activity from investment operations:
Net investment loss (2)	(0.11)		(0.24)	(0.23)		(0.19)
Net realized and unrealized gain (loss) on investments	0.71		1.33	0.38		(0.85)
Total from investment operations	0.60		1.09	0.15		(1.04)
Less distributions from:
Net realized gains	(0.40)		—	—		—
Total distributions	(0.40)		—	—		—
Paid in Capital From Redemption Fees	0.00	(3)	0.01	0.00	(3)	0.00	(3)
Net asset value, end of period	$10.41		$10.21	$9.11		$8.96
Total return (4)	6.01	% (5)	12.07%	1.67	% (6)	(10.40	)% (5)
Net assets, at end of period (000s)	$47,294		$38,985	$19,933		$5,097
Ratio of gross expenses to average net assets (7,9)	2.49	% (8)	2.58%	2.77%		3.72	% (8)
Ratio of net expenses to average net assets (9)	2.37	% (8)	2.39%	2.42%		2.45	% (8)
Ratio of net investment loss to average net assets (9)	(2.21	)% (8)	(2.37)%	(2.41)%		(2.43	)% (8)
Portfolio Turnover Rate	0	% (5)	0%	0%		0	% (5)

	Class C(1)
	Period Ended
	April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.22
Activity from investment operations:
Net investment loss (2)	(0.06)
Net realized and unrealized gain on investments	0.24
Total from investment operations	0.18
Paid in Capital From Redemption Fees	0.00	(3)
Net asset value, end of period	$10.40
Total return (4)	1.76	% (5)
Net assets, at end of period (000s)	$67
Ratio of gross expenses to average net assets (7,9)	3.24	% (8)
Ratio of net expenses to average net assets (9)	3.12	% (8)
Ratio of net investment loss to average net assets (9)	(2.89	)% (8)
Portfolio Turnover Rate	0	% (5)

(1)	Class A commenced investment operations on January 9, 2013. Class C commenced investment operations on February 12, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not Annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

(9)	Does not include expenses of other investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of declartion of dividends by underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I(1)
	Six Months Ended		Year Ended	Year Ended	Period Ended
	April 30, 2016		October 31, 2015	October 31, 2014	October 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.28		$9.16	$8.98	$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.21)	(0.21)	(0.17)
Net realized and unrealized gain (loss) on investments	0.72		1.32	0.39	(0.85)
Total from investment operations	0.62		1.11	0.18	(1.02)
Less distributions from:
Net realized gains	(0.40)		—	—	—
Total distributions	(0.40)		—	—	—
Paid in Capital From Redemption Fees	0.00	(3)	0.01	0.00 (3)	0.00	(3)
Net asset value, end of period	$10.50		$10.28	$9.16	$8.98
Total return (4)	6.17	% (5)	12.23%	2.00%	(10.20	)% (5)
Net assets, at end of period (000s)	$149,521		$103,388	$83,208	$33,318
Ratio of gross expenses to average net assets (6,8)	2.24	% (7)	2.33%	2.54%	3.47	% (7)
Ratio of net expenses to average net assets (8)	2.12	% (7)	2.14%	2.17%	2.20	% (7)
Ratio of net investment loss to average net assets (8)	(1.96	)% (7)	(2.12)%	(2.16)%	(2.18	)% (7)
Portfolio Turnover Rate	0	% (5)	0%	0%	0	% (5)

(1)	Class I commenced investment operations on January 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include expenses of other investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of declartion of dividends by underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited)

April 30, 2016

1.	ORGANIZATION

The LJM Preservation and Growth Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund commenced investment operations on January 9, 2013. The investment objective is to seek capital appreciation and capital preservation with low correlation to the broader U.S. equity market.

The Fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC of 1.00% on shares redeemed within 1 year. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made within 90 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Futures options shall be valued at the final settled price for the futures options or, if no settled price is available, at the last sale price as of the close of business prior to the Valuation Time. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2016

quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Put Options Purchased	$3,179,500	$—	$—	$3,179,500
Call Options Purchased	823,412	—	—	823,412
Short-Term Investments	146,618,066	—	—	146,618,066
Total Assets	$150,620,978	$—	$—	$150,620,978

Liabilities
Put Options Written	$6,125,087	$—	$—	$6,125,087
Call Options Written	2,225,538	—	—	2,225,538
Total Liabilities	$8,350,625	$—	$—	$8,350,625

The Fund did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2014 and 2015, and expected to be taken in the tax year 2016. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2016

investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Options Risk – When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying S&P Futures Index does not decrease in value. The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the six months ended April 30, 2016, amounted to $0 and $0, respectively.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2016

4.	OPTION CONTRACTS

For the six months ended April 30, 2016, purchased options are located in the Statement of Assets and Liabilities as investment securities, at fair value, in the amount of $4,002,912 and options written are located in options written, at fair value, in the amount of $8,350,625. The Fund’s net change in unrealized appreciation (depreciation) on option contracts subject to equity risk amounted to $(772,336) and $5,564,931, on purchased options and written options, respectively. The Fund’s net realized gain on option contracts subject to equity risk amounted to $(4,393,307) and $10,650,378, on purchased options and written options, respectively.

The number of option contracts written and the premiums received by the Fund during the six months ended April 30, 2016, were as follows:

	Put Options		Call Options
	Number of	Option	Number of	Option
	Options	Premiums	Options	Premiums
Options outstanding, beginning of year	5,882	$5,534,640	1,485	$1,243,350
Options written	46,568	51,333,656	37,134	34,955,948
Options closed	(17,832)	(20,209,365)	(24,088)	(23,247,266)
Options expired	(23,811)	(24,694,131)	(9,786)	(8,566,536)
Options outstanding, end of period	10,807	$11,964,800	4,745	$4,385,496

The value of the derivative instruments outstanding as of April 30, 2016, as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. The Fund’s primary risk exposure for derivative contracts was equity risk as of and for the six months ended April 30, 2016.

The following table presents the Fund’s asset and liability derivatives available for offsetting under a master netting arrangement net of collateral pledged as of April 30, 2016.

				Gross Amounts offset in the
				Statements of Assets and Liabilities
		Gross Amounts		Financial
		Recognized in Statements		Instruments	Cash Collateral		Net Amount of
	Counterparty	of Assets and Liabilities		Pledged	Pledged		Assets
Description of Asset
Options Purchased	Wells Fargo Securities, LLC	$4,002,912	(1)	$(4,002,912)	$—		$—
Description of Liability
Options Written	Wells Fargo Securities, LLC	$8,350,625	(1)	$4,002,912	$4,347,713	(2)	$—
Total		$8,350,625		$4,002,912	$4,347,713		$—

(1)	Fair value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative asset and liability balance and accordingly does not include excess collateral pledged. Total collateral held by the broker as of April 30, 2016, in the form of cash was $54,699,587 as presented gross as deposit with broker on the Statement of Assets and Liabilities.

5.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – LJM Funds Management, Ltd serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2016

advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least March 1, 2017, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.37%, 3.12% and 2.12% of the Fund’s average daily net assets for Class A, C and I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.37%, 3.12% and 2.12% of average daily net assets attributable to Class A, C and I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.37%, 3.12% and 2.12% of average daily net assets for Class A, C and I shares, respectively. If Fund Operating Expenses attributable to Class A, C and I shares subsequently exceed 2.37%, 3.12% and 2.12% per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended April 30, 2016, the Advisor has waived/reimbursed $98,159 in expenses to the Fund which may be recaptured. The following amounts are subject to recapture by the Fund by the following dates:

10/31/2016	$327,037
10/31/2017	$257,869
10/31/2018	$223,287

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months or period ended April 30, 2016, pursuant to the Plan, Class A and C paid $50,105 and $70, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. For the six months ended April 30, 2016, the Distributor received $12,655 and $665 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $1,906 and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class A and Class C shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2016

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	Distributions to Shareholders and Tax Components of Capital

As of October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$5,087,885	$(484,416)	$—	$—	$—	$4,603,469

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the mark-to-market on option contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $484,416.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassifications for the year ended October 31, 2015, as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$3,391,923	$(3,391,923)

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2016, the Fund assessed $7,462 on Class A shares, $4 on Class C shares and $22,285 on Class I shares in redemption fees.

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Dreyfus Cash Management Fund, Institutional Shares. The Fund may redeem its investment from the Dreyfus Cash Management Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Cash Management Fund. The Dreyfus Cash Management Fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The financial statements of the Dreyfus Cash Management Fund including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2016, the percentage of the Fund’s net assets invested in the Dreyfus Cash Management Fund was 74.5%.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private

LJM Preservation and Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2016

investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Note 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

LJM Preservation and Growth Fund

Expense Example (Unaudited)

April 30, 2016

As a shareholder of the LJM Preservation and Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the LJM Preservation and Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from November 1, 2015, through April 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/01/15	For the period	Value 04/30/16	the Period*
Actual
Class A	$1,000.00	2.37%	$1,060.10	$12.14
Class C +	1,000.00	3.12%	1,017.60	6.54
Class I	1,000.00	2.12%	1,061.70	10.87

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 11/01/15	For the period	Value 04/30/16	the Period*
Hypothetical
Class A	$1,000.00	2.37%	$1,013.08	$12.14
Class C +	1,000.00	3.12%	1,003.90	15.55
Class I	1,000.00	2.12%	1,014.32	10.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

+	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 76/366.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

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Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-LJM-FUND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-LJM-FUND.

Investment Advisor
LJM Funds Management, Ltd.
One Financial Place
440 S. La Salle Street, Suite 2301
Chicago, IL 60605

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/8/16

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/8/16